Financial instruments and related disclosures - Fair Values of Derivatives Held (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	£ 524	£ 257
Financial Liabilities, current		0
Total derivative instruments	(189)	(128)
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	167	69
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash Flow Hedges [member] | Interest rate swap contract [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, Non current	1
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash Flow Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	24	1
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Net Investment Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	44	4
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Net Investment Hedges [member] | Cross currency swap [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, Non current	98	64
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	357	188
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	103	82
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member] | Embedded and Other Derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, Non current	4	4
Financial assets, current	250	102
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(48)	(105)
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Cash Flow Hedges [member] | Interest rate swap contract [member]
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities non current		(1)
Financial Liabilities, current	(1)	0
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Cash Flow Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(17)	(56)
Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Net Investment Hedges [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(30)	(48)
Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(141)	(23)
Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Financial Liabilities, current	(140)	£ (23)
Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Embedded and Other Derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities non current	£ (1)